Related Party Transactions (Details) - Schedule of Accounts Receivable - Related Parties - Related Parties [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable - Related Parties [Line Items]
Subtotal	$ 947,949	$ 253,473
Less: allowance for doubtful accounts
Total accounts receivable, net - related parties	$ 947,949	253,473
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	Minority shareholder of the Company
Subtotal	$ 393,068
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 364,750	162,024
Jinmed International Co., Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 141,131
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 49,000	55,187
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal		1,468
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Schedule of Accounts Receivable - Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal		$ 34,794